Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Feb. 19, 2022	Dec. 31, 2021	Dec. 13, 2021	Nov. 05, 2021
Temporary Equity, Shares Outstanding	75,000,000	75,000,000		0
Temporary Equity, Redemption Price Per Share	$ 10.46	$ 10.09		$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common Class A [Member]
Temporary Equity, Shares Outstanding	75,000,000	75,000,000
Temporary Equity, Redemption Price Per Share	$ 10	$ 10
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	0	0		0
Common Stock, Shares, Outstanding	0	0		0
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	18,750,000	18,750,000		21,562,500	4,312,500	17,250,000
Common Stock, Shares, Outstanding	18,750,000	18,750,000		21,562,500		17,250,000
Common Stock, Shares, surrender			2,812,500	2,812,500
Common Stock, shares surrender, value			$ 0